Other operating expenses	6 Months Ended
Jun. 30, 2025
Other Operating Expenses [Abstract]
Other operating expenses
15 Other operating expenses

Other operating expenses
in EUR million	30 June 2025	30 June 2024 [1]
Promotional and client acquisition costs	206	199
IT related expenses (excluding outsourcing and subcontracting)	382	353
Outsourcing and subcontracting	327	296
Facilities	137	143
Market data services	73	69
Advisory fees	135	135
Audit and supervisory fees	74	72
Indirect taxes	167	91
Regulatory costs	439	446
Depreciation and impairment of property and equipment	218	231
Amortisation and impairment of intangible assets	111	109
Additions and releases of provisions	150	91
Other	67	160
	2,485	2,393
1 ING changed the presentation of Other operating expenses as of 2025. The comparative figures for 30 June 2024 have been updated accordingly. The reclassifications do not affect the total amount of Other operating expenses.

Regulatory costs
Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), the Single Resolution Fund (SRF), local bank taxes and local resolution funds. Included in Regulatory costs for the first six months of 2025, are contributions to DGS of EUR 136 million (HY2024: EUR 157 million) mainly related to Belgium, Germany and Poland and contributions to the SRF and local resolution funds of EUR 41 million (HY2024: EUR 35 million). In 2025 local bank taxes decreased by EUR 7 million from EUR 255 million in HY2024 to EUR 261 million.